TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 5 – TRADE RECEIVABLES

	As of December 31,
Current Trade receivables	2022	2021
Ordinary receivables	52,754	62,652
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	225	354
Contractual asset IFRS 15	25	8
Allowance for doubtful accounts	(15,388)	(19,080)
	37,616	43,934
Non-current trade receivables
Ordinary receivables	111	129
Contractual asset IFRS 15	7	11
	118	140
Total trade receivables, net	37,734	44,074

Movements in the allowance for current doubtful accounts are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the fiscal year	(19,080)	(29,667)
Increases - Bad debt expenses	(18,342)	(15,550)
Uses	11,634	16,070
RECPAM and currency translation adjustments	10,400	10,067
At the end of the year	(15,388)	(19,080)